UNAUDITED CONSOLIDATED STATEMENTS OF (LOSS)/INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Total operating revenues	$ 211,032	$ 125,564
Vessel operating expenses	(62,066)	(38,911)
Administrative expenses	(27,705)	(24,092)
Project development expenses	(1,467)	(11,223)
Depreciation and amortization	(56,284)	(36,866)
Asset Impairment Charges	41,597	0
Impairment of long-term assets	(7,347)	0
Total operating expenses	(220,046)	(152,096)
Realized and unrealized gain on oil derivative instrument	8,145	111,348
Other operating gains and losses	6,298	18
Total other operating income	14,443	111,366
Operating income	5,429	84,834
Financial income/(expenses)
Interest income	6,437	4,044
Interest expense	(53,728)	(38,012)
(Losses)/gains on derivative instruments	(20,418)	1,068
Other financial items, net	(3,339)	(474)
Net financial expenses	(71,048)	(33,374)
(Loss)/income before taxes and equity in net losses of affiliates	(65,619)	51,460
Income taxes	(381)	(484)
Equity in net losses of affiliates	(39,869)	(6,215)
Net (loss)/income	(105,869)	44,761
Net income attributable to non-controlling interests	(48,554)	(29,444)
Net (loss)/income attributable to stockholders of Golar LNG Limited	$ (154,423)	$ 15,317
Basic and diluted loss per share (in USD per share)	$ (1.53)	$ 0.15
Cash dividends declared and paid per share (in USD per share)	$ 0.15	$ 0.10
Non-collaborative Arrangement
Voyage, charterhire and commission expenses	$ (11,994)	$ (10,107)
Collaborative Arrangement
Voyage, charterhire and commission expenses	(18,933)	(30,897)
Time and Voyage Charter
Total operating revenues	68,031	76,433
Time Charter
Total operating revenues	23,359	19,353
Liquefaction Services
Total operating revenues	109,048	18,577
Vessel and Other Management Fees
Total operating revenues	$ 10,594	$ 11,201